Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 10.5%
$170,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	$170,399
181,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/23	181,274
265,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(a)	265,312
34,805	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/21(a)	34,799
110,580	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(a)	110,489
26,568	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.059%, 6/25/37	26,851
74,957	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.217%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(b)	74,937
201,410	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.082%, (LIBOR USD 1-Month plus 0.29%), 6/25/36(b)	201,254
200,000	Hertz Vehicle Financing II L.P., Series 2017-1A, Class A, 2.960%, 10/25/21(a)	201,023
215,918	New Century Home Equity Loan Trust, Series 2005-3, Class M3, 2.557%, (LIBOR USD 1-Month plus 0.77%), 7/25/35(b)	216,311
245,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	247,042
97,011	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1.942%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	96,635
50,949	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.642%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	50,952
29,339	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(a)	29,331
	Total Asset Backed Securities
	(Cost $1,893,880)	1,906,609

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
23,025	Freddie Mac, Series 3805, Class EK, 4.000%, 6/15/40	23,172
143,850	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(a)(c)	146,572
265,979	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(a)(c)	270,719
40,070	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	39,859
	Total Collateralized Mortgage Obligations
	(Cost $478,175)	480,322

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.7%
56,228	COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A2, 2.856%, 3/10/48	56,192
189,926	COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class A2, 2.852%, 5/10/48	189,902
399,642	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	408,077
142,678	Ginnie Mae, Series 2011-27, Class C, 3.557%, 11/16/40(c)	143,104

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$172,443	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(a)	$175,338
181,947	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(a)	183,036
842	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	841
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(a)	203,426
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	203,622
	Total Commercial Mortgage-Backed Securities
	(Cost $1,579,743)	1,563,538

CORPORATE BONDS — 75.4%
	Aerospace & Defense — 0.8%
149,000	L3Harris Technologies, Inc., 4.950%, 2/15/21(a)	152,663
	Automobiles — 2.8%
230,000	Advance Auto Parts, Inc., 4.500%, 1/15/22	238,885
80,000	Ford Motor Credit Co., LLC, 3.200%, 1/15/21	80,448
189,000	Hyundai Capital America, 2.812%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	189,479
		508,812
	Banks — 16.1%
250,000	BPCE SA, MTN, 2.250%, 1/27/20	249,999
154,000	Citigroup, Inc., 3.341%, (LIBOR USD 3-Month plus 1.38%), 3/30/21(b)	156,091
380,000	Citizens Bank NA/Providence RI, BKNT, 2.200%, 5/26/20	380,190
250,000	DBS Group Holdings, Ltd., 2.375%, (LIBOR USD 3-Month plus 0.49%), 6/8/20(a)(b)	250,180
250,000	DNB Bank ASA, 2.279%, (LIBOR USD 3-Month plus 0.37%), 10/2/20(a)(b)	250,415
150,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	150,121
250,000	Goldman Sachs Group, Inc. (The), 3.300%, (LIBOR USD 3-Month plus 1.36%), 4/23/21(b)	253,287
250,000	Huntington National Bank (The), BKNT, 2.375%, 3/10/20	250,100
250,000	JPMorgan Chase Bank NA, BKNT, 2.199%, (LIBOR USD 3-Month plus 0.29%), 2/1/21(b)	250,052
150,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	157,954
205,000	Morgan Stanley, GMTN, 2.451%, (LIBOR USD 3-Month plus 0.55%), 2/10/21(b)	205,097
150,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 3/9/21	151,619
200,000	UBS Group AG, 2.950%, 9/24/20(a)	201,399
		2,906,504
	Beverages — 0.8%
150,000	Constellation Brands, Inc., 2.610%, (LIBOR USD 3-Month plus 0.70%), 11/15/21(b)	150,026
	Biotechnology — 1.4%
96,000	AbbVie, Inc., 2.300%, 5/14/21	96,354

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Biotechnology — (continued)
$150,000	Bristol-Myers Squibb Co., 2.875%, 8/15/20(a)	$150,840
		247,194
	Chemicals — 1.7%
150,000	Albemarle Corp., 2.941%, (LIBOR USD 3-Month plus 1.05%), 11/15/22(a)(b)	150,278
150,000	DuPont de Nemours, Inc., 2.620%, (LIBOR USD 3-Month plus 0.71%), 11/15/20(b)	150,644
		300,922
	Commercial Services — 0.6%
100,000	ERAC USA Finance, LLC, 4.500%, 8/16/21(a)	103,854
	Communications Equipment — 1.1%
35,000	CommScope, Inc., 5.000%, 6/15/21(a)	35,017
156,000	Verizon Communications, Inc., 2.449%, (LIBOR USD 3-Month plus 0.55%), 5/22/20(b)	156,271
		191,288
	Construction Materials — 1.3%
240,000	Vulcan Materials Co., 2.557%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(b)	240,460
	Diversified Financial Services — 4.2%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/30/20	153,001
150,000	Ally Financial, Inc., 4.250%, 4/15/21	153,375
325,000	Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(a)	329,407
130,000	TD Ameritrade Holding Corp., 2.339%, (LIBOR USD 3-Month plus 0.43%), 11/1/21(b)	130,321
		766,104
	Diversified Telecommunication Services — 1.5%
110,000	AT&T, Inc., 2.800%, 2/17/21	110,991
154,000	Telefonica Emisiones SA, 5.134%, 4/27/20	155,458
		266,449
	Electric Utilities — 6.0%
150,000	American Electric Power Co., Inc., 2.150%, 11/13/20	150,294
228,000	Dominion Energy, Inc., 2.579%, 7/1/20	228,474
157,000	Exelon Generation Co., LLC, 2.950%, 1/15/20	157,026
148,000	Mississippi Power Co., 2.597%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(b)	148,055
250,000	Pennsylvania Electric Co., 5.200%, 4/1/20	251,791
150,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	152,084
		1,087,724
	Electrical Equipment — 0.8%
150,000	Textron, Inc., 2.451%, (LIBOR USD 3-Month plus 0.55%), 11/10/20(b)	150,006
	Energy — 2.7%
275,000	Spectra Energy Partners L.P., 2.592%, (LIBOR USD 3-Month plus 0.70%), 6/5/20(b)	275,484
219,000	Williams Cos., Inc. (The), 5.250%, 3/15/20	220,286
		495,770
	Energy Equipment & Services — 4.2%
156,000	Enbridge, Inc., 2.594%, (LIBOR USD 3-Month plus 0.70%), 6/15/20(b)	156,259

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy Equipment & Services — (continued)
$209,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.200%, 7/15/20(a)	$209,897
67,000	Range Resources Corp., 5.750%, 6/1/21	66,833
162,000	Sunoco Logistics Partners Operations L.P., 4.400%, 4/1/21	165,908
150,000	TransCanada PipeLines, Ltd., 3.800%, 10/1/20	151,957
		750,854
	Equity Real Estate Investment Trusts (REITS) — 6.0%
156,000	American Tower Corp., 2.800%, 6/1/20	156,449
90,000	American Tower Corp., 4.700%, 3/15/22	94,841
271,000	AvalonBay Communities, Inc., MTN, 2.431%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(b)	270,911
150,000	Crown Castle International Corp., 3.400%, 2/15/21	152,041
228,000	SL Green Operating Partnership L.P., 2.884%, (LIBOR USD 3-Month plus 0.98%), 8/16/21(b)	228,047
184,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	185,150
		1,087,439
	Food & Staples Retailing — 5.9%
125,000	Cargill, Inc., 3.250%, 11/15/21(a)	127,793
130,000	Conagra Brands, Inc., 2.703%, (LIBOR USD 3-Month plus 0.75%), 10/22/20(b)	130,012
152,000	Conagra Brands, Inc., 3.800%, 10/22/21	156,858
156,000	CVS Health Corp., 2.605%, (LIBOR USD 3-Month plus 0.72%), 3/9/21(b)	156,957
170,000	Dollar Tree, Inc., 2.702%, (LIBOR USD 3-Month plus 0.70%), 4/17/20(b)	170,032
90,000	Smithfield Foods, Inc., 2.650%, 10/3/21(a)	89,480
75,000	Tyson Foods, Inc., 2.457%, (LIBOR USD 3-Month plus 0.55%), 6/2/20(b)	75,100
165,000	Viterra, Inc., 5.950%, 8/1/20(a)	168,442
		1,074,674
	Food Products — 1.0%
175,000	Tyson Foods, Inc., 2.250%, 8/23/21	175,605
	Health Care Providers & Services — 1.1%
198,000	Becton Dickinson & Co., 2.836%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(b)	198,097
	Hotels, Restaurants & Leisure — 0.9%
153,000	Carnival Corp., 3.950%, 10/15/20	155,294
	Household Durables — 0.9%
71,000	DR Horton, Inc., 4.000%, 2/15/20	71,158
100,000	DR Horton, Inc., 2.550%, 12/1/20	100,441
		171,599
	Insurance — 4.4%
19,000	Assurant, Inc., 3.197%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(b)	19,002
187,000	Athene Global Funding, 2.750%, 4/20/20(a)	187,390
71,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	72,118
150,000	Jackson National Life Global Funding, 2.301%, (LIBOR USD 3-Month plus 0.30%), 10/15/20(a)(b)	150,198
153,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/20	155,246

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$150,000	Protective Life Global Funding, 2.481%, (LIBOR USD 3-Month plus 0.52%), 6/28/21(a)(b)	$150,687
58,000	Reliance Standard Life Global Funding II, 3.050%, 1/20/21(a)	58,623
		793,264
	Media — 3.4%
150,000	Charter Communications Operating, LLC/ Charter Communications Operating Capital, 3.579%, 7/23/20	150,956
150,000	Discovery Communications, LLC, 3.500%, 6/15/22	154,244
209,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/1/20	211,239
100,000	ViacomCBS, Inc., 4.500%, 3/1/21	102,762
		619,201
	Oil, Gas & Consumable Fuels — 1.2%
51,000	Encana Corp., 3.900%, 11/15/21	52,231
155,000	Occidental Petroleum Corp., 2.600%, 8/13/21	156,147
		208,378
	Pharmaceuticals — 1.0%
189,000	EMD Finance, LLC, 2.400%, 3/19/20(a)	189,058
	Road & Rail — 0.7%
125,000	Ryder System, Inc., MTN, 2.800%, 3/1/22	126,564
	Semiconductors & Semiconductor Equipment — 0.7%
125,000	Microchip Technology, Inc., 3.922%, 6/1/21	127,835
	Software — 0.9%
156,000	VMware, Inc., 2.300%, 8/21/20	156,220
	Specialty Retail — 1.3%
229,000	Expedia Group, Inc., 5.950%, 8/15/20	234,114
	Total Corporate Bonds
	(Cost $13,602,316)	13,635,972

Shares
MONEY MARKET FUND — 6.0%
1,093,313	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(d)	1,093,313
	Total Money Market Fund
	(Cost $1,093,313)	1,093,313

Total Investments — 103.3%
(Cost $18,647,427)		18,679,754
Net Other Assets (Liabilities) — (3.3%)		(601,215)
NET ASSETS — 100.0%		$18,078,539

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund
December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as the “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2019 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Ultra Short Bond Fund	$1,093,313	(a)	$17,586,441	(b)	$—	$18,679,754

(a)	Represents money market funds and/or certain preferred stocks.
(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2019 (Unaudited)

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.